Lease liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	$ 2,606,003	$ 1,232,712
Interest	557,704	156,939
Present value of minimum lease payments	2,048,299	1,075,773
Current portion of lease liabilities	575,756	576,232
Non-current portion of lease liabilities	1,472,543	499,541
2021
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	704,242	641,448
Interest	128,486	65,216
Present value of minimum lease payments	575,756	576,232
Between one and five years
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	1,044,866	458,146
Interest	311,758	84,257
Present value of minimum lease payments	733,108	373,889
More than five years
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	856,895	133,118
Interest	117,460	7,466
Present value of minimum lease payments	$ 739,435	$ 125,652